Document and Entity Information	12 Months Ended
May 31, 2020 shares
Document And Entity Information [Abstract]
Document Type	40-F/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 (the "Amendment") to the Form 40-F filed by the Company on August 21, 2020 for the year ended May 31, 2020 (the “Original Annual Report”) is being filed to file amended audited consolidated financial statements of Metalla Royalty & Streaming Ltd. (the "Company") to correct certain errors contained therein. Additionally, this Amendment corrects certain errors on the cover page of the Original Annual Report and in one of the officer certifications filed with the Original Annual Report. Pursuant to the rules of the Securities and Exchange Commission, this Amendment contains (i) new certifications required by Rule 13a-14(a) or Rule 15d-14(a) under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), (ii) new certifications required by Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act, and (iii) a new consent from the Company's independent registered public accounting firm. Other than as discussed above and expressly set forth herein, this Amendment does not, and does not purport to, amend or restate any other information contained in the Original Annual Report, nor does this Amendment reflect any events that have occurred after the Original Annual Report was filed. Accordingly, this Amendment should be read in conjunction with the Original Annual Report.
Document Period End Date	May 31, 2020
Entity Registrant Name	Metalla Royalty & Streaming Ltd.
Entity Central Index Key	0001722606
Entity Common Stock, Shares Outstanding	35,114,048
Entity Current Reporting Status	Yes
Current Fiscal Year End Date	--05-31
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Interactive Data Current	Yes